Debt - Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Capital lease obligations	$ 6,069	$ 5,091
Minimum
Debt Instrument [Line Items]
Implicit interest rate	0.00%
Maximum
Debt Instrument [Line Items]
Implicit interest rate	5.90%